Capital Stock and Long-term Retention Plan - Stock awards (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares shares	Dec. 31, 2023 EquityInstruments $ / shares
Weighted-Average Exercise Price
Number of other equity instruments held in connection of with forfeited rights | shares		21,300,000
LTRP
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards	1 year 3 months 14 days	1 year 3 months 14 days
Number of other equity instruments held in connection of with forfeited rights | shares		2,492,200,000
CPOs | LTRP
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments	159,953	176,898
Conditionally sold (in CPOs) | EquityInstruments	106,458	52,539	11,600
Paid by employees (in CPOs) | EquityInstruments	(45,631)	(3,841)
Forfeited (in CPOs) | EquityInstruments	(12,744)	(65,643)
Outstanding at end of year (in CPOs) | EquityInstruments	208,036	159,953	176,898
To be paid by employees at end of year (in CPOs) | EquityInstruments	38,920	63,643
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $ / shares	$ 11.64	$ 23.72
Conditionally sold | $ / shares	4.41	6.25
Paid by employees (in pesos per CPO) | $ / shares	1.6	1.6
Forfeited (in pesos per CPO) | $ / shares	38.39	41.09
Outstanding at end of year (in pesos per CPO) | $ / shares	8.45	11.64	$ 23.72
To be paid by employees at end of year (in pesos per CPO) | $ / shares	$ 23.61	$ 17.09